UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23966

Booster Income Opportunities Fund
(Exact name of registrant as specified in charter)

1745 S Naperville Road, Suite 200 Wheaton, IL	60189
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center 1209 Orange Street Wilmington, New Castle County, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	8/31

Date of reporting period:	02/28/2026

Item 1. Reports to Stockholders.

(a)       Long Form Financial Statements

Booster Income Opportunities Fund
Symbol: BAMIX
www.boosterincomefund.com

Semi-Annual Financial Statements and
Additional Information
February 28, 2026

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Fund shares are not FDIC insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. You may find the prospectus documents for free by calling toll-free (+1-833-510-8133) or visiting www.boosterincomefund.com.

Distributed by Ultimus Fund Distributors, LLC.

Booster Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2026

The Fund’s Performance Figures for the Periods Ending February 28, 2026 Compared to Its Benchmarks:

			Average
			Annual Return
	Six Months (a)	One Year (a)	Since Inception (a)
Booster Income Opportunities Fund:
Class Y *	3.99%	6.95%	6.20%
Bloomberg U.S. Aggregate Bond Index	2.84%	6.26%	6.99%
Bloomberg U.S. Corporate High Yield Index	3.99%	7.18%	7.45%

*	Class Y commenced operations on November 15, 2024.

(a)	Total returns are calculated based on unadjusted NAVs. Total returns for periods less than one year are not annualized.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The Bloomberg U.S. Aggregate Bond Index rolls up into other Bloomberg Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. Investors cannot invest directly in an index or benchmark.

The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded. The U.S. Corporate High Yield Index is a component of the U.S. Universal and Global High Yield Indices. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical in nature. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense, including underlying funds, is 3.80% before fee waivers, per the Fund’s January 1, 2026, prospectus, as amended. After fee waivers, the Fund’s total annual operating expenses is 1.92% for Class Y. The Adviser and the Fund have also entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, incentive fees, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.75% per annum of the Fund’s average daily net assets attributable to Class Y shares (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until December 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-833-510-8133.

Portfolio Analysis as of February 28, 2026
Sector	Percent of Net Assets
Structured Notes	95.7%
Short-Term Investment	4.6%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Booster Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2026

Principal
Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 95.7%
	INSTITUTIONAL FINANCIAL SERVICES - 95.7%
2,000,000	Bank of Montreal Structured Note(b)	RTY,NDX, SX5E	12.65%	12/11/2026	$1,969,000
6,000,000	Bank of Montreal Structured Note(b)	RTY,NDX, SX5E	0%*	2/11/2028	5,958,000
17,000,000	Barclays Bank plc Structured Note(b)	RTY,NDX, SX5E	0%*	8/5/2027	16,947,300
12,000,000	BBVA Global Securities Structured Note(b)	SX5E, RTY, NDX	13.00%	9/9/2026	11,812,800
4,000,000	BBVA Global Securities Structured Note(b)	SX5E, RTY, NDX	14.00%	11/11/2026	3,905,600
5,000,000	BNP Paribas Structured Note(b)	INDU, RTY, NDX	12.65%	8/12/2026	5,009,365
5,000,000	BNP Paribas Structured Note(b)	SX5E, RTY, NDX	14.20%	11/12/2026	4,928,000
2,000,000	BNP Paribas Structured Note(b)	SX5E, RTY, NDX	13.50%	12/9/2026	1,973,600
6,000,000	BNP Paribas Structured Note(b)	SX5E, RTY, NDX	0%*	7/29/2027	5,952,000
15,000,000	BofA Finance LLC Structured Note(b)	SX5E, RTY, NDX	12.70%	9/21/2026	15,045,000
10,000,000	BofA Finance LLC Structured Note(b)	SX5E, RTY, NDX	13.05%	9/30/2026	10,131,500
15,000,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	12.25%	10/13/2026	15,033,315
4,000,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	13.45%	11/5/2026	3,908,000
11,500,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	14.05%	11/13/2026	11,278,050
8,500,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	12/17/2026	8,320,650
6,000,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	1/8/2027	5,857,200
12,000,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	1/11/2027	11,744,400
5,000,000	BofA Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	7/27/2027	4,855,000
10,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	SPX, RTY, SX5E	11.60%	8/3/2026	10,057,600
5,000,000	Citigroup Global Markets Holdings Inc. Structured Note (b)	SX5E, RTY, NDX	13.70%	9/8/2026	5,015,330
12,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	SX5E, RTY, NDX	13.45%	9/14/2026	12,025,308
5,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	SX5E, RTY, NDX	13.05%	9/22/2026	5,005,770
12,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	SX5E, RTY, NDX	13.80%	9/30/2026	12,140,400
11,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	13.30%	10/21/2026	11,090,750
12,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	0%*	1/12/2027	11,838,000
6,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	0%*	7/23/2027	5,886,000
10,000,000	Citigroup Global Markets Holdings Inc. Structured Note(b)	RTY,NDX, SX5E	12.60%	7/23/2027	9,818,000
5,000,000	Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	SX5E, RTY, NDX	13.20%	8/26/2026	5,002,570
5,000,000	Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	12.50%	10/9/2026	5,053,000
4,000,000	Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	14.01%	11/12/2026	3,974,400
2,000,000	Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	12.90%	12/9/2026	1,976,600
3,000,000	Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	RTY,NDX, SX5E	0%*	8/26/2027	3,000,000
8,000,000	Goldman Sachs Structured Note(b)	RTY,NDX, SX5E	0%*	2/5/2029	8,075,200
5,000,000	HSBC USA Inc. Structured Note (b)	RTY,NDX, SX5E	12.15%	10/9/2026	5,040,450
10,500,000	HSBC USA Inc. Structured Note(b)	SX5E, RTY, NDX	13.05%	11/25/2026	10,324,650
6,500,000	JPMorgan Chase Financial Company, LLC Structured Note (b)	RTY,NDX, SX5E	13.80%	11/13/2026	6,474,000
12,000,000	JPMorgan Chase Financial Company, LLC Structured Note (b)	RTY,NDX, SX5E	0%*	7/16/2027	11,694,000
6,500,000	Morgan Stanley Finance LLC Structured Note(b)	RTY,NDX, SX5E	12.55%	11/23/2026	6,395,675
15,000,000	National Bank of Canada Structured Note(b)	RTY,NDX, SX5E	0%*	7/9/2027	14,763,000
3,000,000	Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	6/21/2027	2,933,700
6,500,000	Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	6/29/2027	6,394,700
7,500,000	Nomura America Finance LLC Structured Note(b)	RTY,NDX, SX5E	0%*	8/20/2027	7,487,250
5,000,000	Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	12.12%	10/9/2026	4,880,500
11,000,000	Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	13.20%	11/5/2026	10,709,600
2,000,000	Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	12.90%	12/9/2026	1,943,200
6,000,000	Societe Generale S.A. Structured Note(b)	RTY,NDX, SX5E	0%*	7/28/2027	5,775,600
5,000,000	UBS AG Structured Note(b)	INDU, RTY, NDX	12.20%	8/26/2026	5,002,455
5,000,000	UBS AG Structured Note(b)	RTY,NDX, SX5E	13.90%	11/25/2026	4,947,000
3,000,000	UBS AG Structured Note(b)	RTY,NDX, SX5E	0%*	6/24/2027	2,935,800
5,000,000	UBS AG Structured Note(b)	RTY,NDX, SX5E	0%*	7/26/2027	4,912,500
	TOTAL STRUCTURED NOTES (Cost $368,058,683)				367,201,788

Shares
	SHORT-TERM INVESTMENT - 4.6%
	MONEY MARKET FUND - 4.6%
17,551,359	First American Government Obligations Fund Class X, 3.60% (a)				17,551,359
	TOTAL SHORT-TERM INVESTMENT (Cost - $17,551,359)

	TOTAL INVESTMENTS - 100.3% (Cost - $385,610,042)				$384,753,147
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(1,175,582)
	NET ASSETS - 100.0%				$383,577,565

INDU	-	The Dow Jones Industrial Average (DJIA) is often referenced by the ticker symbol INDU. It is a price-weighted index of 30 prominent U.S. blue-chip stocks from various industries, excluding transportation and utilities. Investors cannot invest directly in an index.

LLC	-	Limited Liability Company

NDX	-	The Nasdaq Composite is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange. Along with the Dow Jones Industrial Average and S&P 500, it is one of the three most-followed stock market indices in the United States. Investors cannot invest directly in an index.

RTY	-	The Russell 2000 Index, often referred to as RTY, is a stock market index that tracks the performance of 2,000 of the smallest companies in the Russell 3000 Index. It’s widely considered a key indicator of the U.S. small-cap stock market. Investors cannot invest directly in an index.

SPX	-	SPX refers to the Standard & Poor’s 500 Index, which is a stock market index that measures the performance of 500 large listed companies in the United States. The S&P 500 index is widely regarded as one of the best measures of the overall performance of the US stock market. Investors cannot invest directly in an index.

SX5E	-	SX5E refers to the Bloomberg ticker symbol for the EURO STOXX 50 Index, a premier “blue-chip” stock market index representing the performance of 50 of the largest and most liquid companies across 11 Eurozone countries. Investors cannot invest directly in an index.

*	Coupon payments are contingent and may be 0% if contractual conditions are not met.

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

(b)	Fixed coupon is payable monthly, assuming the note has not been called.

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

Assets:

Investments in Securities at Value (identified cost $385,610,042)	$384,753,147
Cash	246,750
Receivable for Fund Shares Sold	1,653,472
Interest Receivable	938,063
Prepaid Expenses and Other Assets	135,876
Total Assets	387,727,308

Liabilities:
Distributions Payable	2,972,827
Accrued Advisory Fees	888,799
Accrued Distribution/Shareholder Servicing Fees	270,585
Payable to Related Parties	4,171
Other Accrued Expenses	13,361
Total Liabilities	4,149,743

Net Assets	$383,577,565

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$383,893,248
Accumulated Deficit	(315,683)
Net Assets	$383,577,565

Class Y Shares
Net Assets	$383,577,565
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	38,675,062
Net Asset Value, Offering and Redemption Price Per Share (Net Assets divided by shares outstanding)	$9.92

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Interest Income	$18,390,896
Total Investment Income	18,390,896

Expenses:
Investment Advisory Fees	1,959,348
Administration Fees	105,299
Incentive Fees	2,638,900
Shareholder Servicing Fees
Class Y	391,870
Transfer Agent Fees	41,765
Legal Fees	29,776
Trustees’ Fees	27,328
Registration & Filing Fees	27,317
Printing Expense	19,883
Audit Fees	16,692
Insurance Expense	7,530
Chief Compliance Officer Fees	7,285
Custody Fees	2,965
Fund Accounting Fees	2,663
Miscellaneous Expenses	11,920
Total Expenses	5,290,541
Less: Fees Waived/Reimbursed by Advisor	(391,870)
Less: Voluntarily Waived Incentive Fees by Advisor	(1,911,770)
Net Expenses	2,986,901

Net Investment Income	15,403,995

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(42,000)
Net Change in Unrealized Depreciation on Investments	(3,056,491)
Net Realized and Unrealized Loss on Investments	(3,098,491)

Net Increase in Net Assets Resulting From Operations	$12,305,504

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	February 28, 2026	August 31, 2025 *
	(Unaudited)
Operations:
Net Investment Income	$15,403,995	$1,115,256
Net Realized Gain (Loss) on Investments	(42,000)	641,249
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,056,491)	2,199,596
Net Increase in Net Assets Resulting From Operations	12,305,504	3,956,101

Distributions to Shareholders From:
Distributions Paid From Earnings
Class Y	(14,811,848)	(1,777,455)
Return of Capital
Class Y	—	(1,984,766)
Total Distributions to Shareholders	(14,811,848)	(3,762,221)

From Shares of Beneficial Interest Transactions:
Class Y
Proceeds from Shares Issued	169,057,829	232,553,361
Distributions Reinvested	993,877	216,825
Cost of Shares Redeemed	(15,894,599)	(1,037,264)
Total Class Y	154,157,107	231,732,922

Total From Shares of Beneficial Interest Transactions	154,157,107	231,732,922

Total Increase in Net Assets	151,650,763	231,926,802

Net Assets:
Beginning of Period	231,926,802	—
End of Period	$383,577,565	$231,926,802

SHARE ACTIVITY:
Class Y
Shares Issued	16,931,214	23,315,175
Shares Reinvested	99,449	21,768
Shares Redeemed	(1,587,893)	(104,651)
Net Increase in Shares of Beneficial Interest	15,442,770	23,232,292

*	The Booster Income Opportunities Fund commenced operations on November 15, 2024.

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund - Class Y
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the		For the
	Six Months		Period Ended
	February 28, 2026		August 31, 2025 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.98		$10.00
Increase From Operations:
Net investment income (b)	0.49		0.19
Net gain (loss) from investments (both realized and unrealized)	(0.09)		0.19
Total from operations	0.40		0.38

Less Distributions:
From net investment income	(0.46)		(0.19)
From return of capital	—		(0.21)
Total Distributions	(0.46)		(0.40)

Net Asset Value, End of Period	$9.92	(f)	$9.98	(f)

Total Return (c)	3.99	% (f)(g)	3.91	% (f)(g)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$383,578		$231,927
Ratio to average net assets:
Expenses, Gross (d)(i)	3.35	% (h)	3.54	% (h)
Expenses, Net of Reimbursement (d)(i)	1.89	% (h)	2.01	% (h)
Net investment income, Net of Reimbursement (d)(e)	9.76	% (h)	2.35	% (h)
Portfolio turnover rate	71.33	% (g)	46.48	% (g)

(a)	The Booster Income Opportunities Fund Class Y commenced operations on November 15, 2024.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(d)	Does not include expenses of other investment companies in which the Fund invests.

(e)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Not annualized.

(h)	Annualized.

(i)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	2.89%	3.38%
Expenses, Net of Reimbursement	1.43%	1.85%

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2026

1.	ORGANIZATION

Booster Income Opportunities Fund (the “Fund”), was organized as a Delaware statutory trust on April 30, 2024 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund making quarterly repurchases of no less than 5% of its outstanding shares at NAV. The Fund’s investment objective is to seek high current income and attractive risk-adjusted returns. The Fund pursues its investment objective by strategically investing primarily in structured notes.

Booster Asset Management, LLC (the ’‘Adviser’’) serves as the Fund’s investment adviser. Brookstone Asset Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser.

The Fund will engage in a continuous offering of shares of beneficial interest of Class Y shares, which commenced operations on November 15, 2024, at the prevailing net asset value (“NAV”), which will not be subject to an upfront sales charge, distribution fee or contingent deferred sales charges. Class Y shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager, Chief Executive Officer and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Valuation of Structured Notes – Structured notes are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security, a basket of equity securities, a market index or a commodity. Structured notes are fair valued based on market quotations supplied by an independent pricing source.

Security Valuation – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price. If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026 for the Fund’s assets measured at fair value:

Assets*	Total	Level I	Level 2	Level 3
Structured Notes	$367,201,788	$—	$367,201,788	$—
Short-Term Investment	17,551,359	17,551,359	—	—
Total	$384,753,147	$17,551,359	$367,201,788	$—

*	Refer to the Portfolio of Investments for industry classifications.

The Fund held no Level 3 securities as of February 28, 2026.

The Fund had no unfunded commitments as of the period ended February 28, 2026.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

Structured Note Risk – The Fund will primarily invest in structured notes. The structured notes may include investments in structured products, securitizations, and other asset-backed securities. Among other risks, the notes (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the notes.

These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security or other financial instrument though the Fund primarily invests in structured notes that reference the performance of a particular underlying equity security. The Fund may also invest in structured notes that reference the performance of a basket of equity securities, a market index or a commodity. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated.

At February 28, 2026, the aggregate value of such securities amounted to $367,201,788 and the value amounts to 95.7% of the net assets of the Fund.

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Derivatives Risk – While the Fund will not invest directly in derivative instruments, many of the structured notes in which the Fund invests are linked to the performance of an underlying asset or index through a reference mechanism such as derivative contracts. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.

Options Risk – There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Swaps Risk – Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Futures Risk – The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Adviser’s Incentive Fee Risk – The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If there is a default related to a structured note or other investment held by the Fund on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee they received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions from Real Estate Investment Trusts – Distributions from Real Estate Investment Trusts are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Interest Income on Structured Notes – Interest from structured notes is not accrued daily but is considered as part of the daily valuation and recorded as interest income when earned at the respective coupon payment date.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be filed in the Fund’s August 31, 2025, tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – The Fund’s investment adviser is Booster Asset Management, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser has engaged Brookstone Asset Management, LLC (the “Sub-Adviser”), a registered investment adviser under the Advisers Act, to provide ongoing research, recommendations, and portfolio management regarding the Fund’s investment portfolio. The Sub-Adviser is an affiliate of the Adviser.

Pursuant to the Investment Advisory Agreement between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components — a base management fee and an incentive fee. The management fee is calculated and payable monthly in arrears at the annual rate of 1.25% of the Fund’s average daily total assets during such period. The incentive fee is calculated and payable quarterly in arrears in an amount equal to 15.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature, which allows the Adviser to recover foregone incentive fees that were previously limited by the hurdle rate. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser for any administrative services provided by the Adviser and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the incentive fee). “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of shares (including pursuant to the Fund’s Distribution Reinvestment Program (defined below)), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s quarterly repurchase policy.

The calculation of the incentive fee on pre-incentive fee net investment income for each quarter is as follows:

●	No incentive fee is payable in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the hurdle rate of 1.50% per quarter (or an annualized rate of 6.00%);

●	100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.7647%. We refer to this portion of the Fund’s pre-incentive fee net investment income (that exceeds the hurdle rate but is less than or equal to 1.7647%) as the “catch-up.” The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15.0% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.7647% in any calendar quarter; and

●	15.0% of the amount of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.7647% in any calendar quarter is payable to the Adviser once the hurdle rate is reached and the catch-up is achieved (15.0% of all pre-incentive fee net investment income thereafter will be allocated to the Adviser). See “Management of the Fund – Investment Adviser – Management and Incentive Fees.”

The Adviser has entered into a fee waiver agreement with the Fund under which it has agreed to waive or reduce its fees by 0.25% of the average daily net assets of the Fund through July 17, 2026, and may be terminated by the Board of Trustees at any time. The Advisor cannot recoup from the Fund any amounts paid by the Adviser under the fee waiver agreement. The Adviser and the Fund have also entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, incentive fees, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 1.75% per annum of the Fund’s average daily net assets attributable to Class Y shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain until December 31, 2026, unless and until the Board approves its modification or termination. The Fund does not anticipate that the Board will terminate the Expense Limitation Agreement during this period. The Expense Limitation Agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. After December 31, 2026, the Expense Limitation Agreement may be renewed at the Adviser’s discretion.

During the six months ended February 28, 2026, the Adviser waived fees of $391,870.

During the period ended August 31, 2025, the Adviser waived fees of $115,841, of which $115,841 are subject to recapture by the Adviser by August 31, 2027.

During six months ended February 28, 2026 the Adviser voluntarily elected to waive a portion the incentive fee. The Adviser waived $1,911,770 of the Incentive Fee, which is not subject to recapture.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Distributor – The distributor of the Fund is Ultimus Fund Solutions, LLC (“UFS”), (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. The Fund’s shares are offered for sale through the Distributor at NAV. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in Fund shares. Class Y shares are not currently subject to a Distribution Fee.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended February 28, 2026, the Distributor received $0 in underwriting commissions for sales of the Fund’s shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended February 28, 2026, amounted to $398,000,000 and $211,728,000, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of February 28, 2026, Charles Schwab held 90.9% of the Fund and may be deemed to control the Fund.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2026, was as follows:

Cost for Federal Tax purposes	$385,610,042

Unrealized Appreciation	$3,169,330
Unrealized Depreciation	$(4,026,225)
Tax Net Unrealized Depreciation	$(856,895)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following fiscal period was as follows:

Fiscal Year Ended
August 31, 2025
Ordinary Income	$1,777,455
Long-Term Capital Gain	—
Return of Capital	1,984,766
$3,762,221

As of August 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$—	$(8,935)	$2,199,596	$2,190,661

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to adjustments to unamortized portion of organization expenses for tax purposes.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and amortization of organization cost, resulted in reclassifications for the Fund for the fiscal period ended August 31, 2025, as follows:

Paid
In	Distributable
Capital	Earnings
$(12,015)	$12,015

8.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

During the six months ended February 28, 2026, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The Fund may under officer approval increase the repurchase percentage above 5%. The results of those repurchase offers were as follows:

Class Y	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	September 19, 2025	December 19, 2025
Repurchase Request
Deadline	October 31, 2025	January 30, 2026
Repurchase Pricing Date	October 31, 2025	January 30, 2026
Net Asset Value as of
Repurchase Offer Date	$9.98	$10.03
Amount Repurchased	$6,379,725	$9,514,874
Percentage of Outstanding
Shares Repurchased	2.07%	2.71%

9.	ACCOUNTING PRONOUNCEMENTS

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Booster Income Opportunities Fund
ADDITIONAL INFORMATION
February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $27,328. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PRIVACY notice

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1- (631) 490-4300

Who we are
Who is providing this notice?	The Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Investment Adviser
Booster Asset Management, LLC
1745 S Naperville Road, Suite 200
Wheaton, IL 60189

Investment Sub-Adviser
Brookstone Asset Management, LLC
1745 S Naperville Road, Suite 200
Wheaton, IL 60189

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive Suite 450
Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-510-8133 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-833-510-8133.

Booster-SAR26

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Alternative Strategies Income Fund

By	/s/ Dean Zayed
Dean Zayed
Principal Executive Officer/President
Date: 05/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dean Zayed
Dean Zayed
Principal Executive Officer/President
Date: 05/08/2026

By	/s/ Jessica Chase
Jessica Chase
Principal Financial Officer/Treasurer
Date: 05/08/2026